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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   Paragon Separate Account C
      File Nos. 333-133673 and 811-07982
      Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account C (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") being used for the Fidelity C variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI for that product contained in the Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 26, 2016.

Please call the undersigned at (617) 578-2053 with any questions.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel